FAIR VALUE DISCLOSURES - Reconciliation of Level 3 Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning	$ 4,538	$ 18,022
Net change in fair value	2,623	(7,413)
Issuances		1,170
Exercise of warrants	(7,161)	(7,241)
Balance at the end		4,538
Embedded conversion options
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning	41,697
Net change in fair value	23,317
Issuances		41,697
Settlement of convertible notes	$ (65,014)
Balance at the end		$ 41,697